Auditor's remuneration	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [Abstract]
Auditor's remuneration
Note 30.    Auditor’s remuneration
For the years ended 2020 and 2019, Technip Energies was not a public listed independent company, and therefore had no disclosures regarding the auditors’ remuneration.
Auditor’s remuneration as of December 31, 2021 is as follows:
(In millions of €)	December 31, 2021
Fees payable to Technip Energies' auditors for the audit of its annual financial statements	(1.8)
Fees payable to Technip Energies’ auditors and its associates for the audit of its subsidiaries	(3.7)
TOTAL FEES PAYABLE FOR AUDIT SERVICES	(5.5)
Audit related	—
Tax fees	—
All other fees	(0.9)
TOTAL FEES PAYABLE FOR OTHER SERVICES	(0.9)

Of the total fees billed, an amount of €0.3 million relates to PricewaterhouseCoopers Accountants NV. The remainder relates to other firms within the PwC network.